Reconciliation of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the provision for income taxes Details
Book Loss	$ 576,736	$ 1,059,467
State Taxes	82,270	151,130
Deductible differences		0
Change in valuation allowance	(659,006)	$ (1,210,597)
Provision for Income Taxes	$ 0